9. Income Taxes: Schedule of Deferred Tax Assets and Liabilities (Details) - USD ($)	Dec. 31, 2019	Dec. 31, 2018
Deferred tax asset
Cumulative net operating losses	$ 2,858,219	$ 2,551,755
Less valuation allowance	(2,858,219)	(2,551,755)
Net deferred tax asset	$ 0	$ 0